Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Cash Flows Provided By Operating Activities
Net income	$ 19,704	$ 14,719	$ 43,801	$ 56,837	$ 39,399
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	1,857	1,473	6,450	5,985	4,812
Reduction in carrying amount of right-of-use assets	1,319	0
Intangible amortization	7,225	6,832	31,588	27,046	30,511
Deferred finance fee amortization	912	754	3,222	3,226	2,684
Share based compensation	600	52	5,327	171	65
Gain (loss) on extinguishment of debt	0	1,421	2,415	(258)	3,979
Contingent consideration and earnout fair value adjustments			687	(2,175)	0
Loss on sale of assets	0	61	38	36	(9)
Loss on abandonment of PP&E	103	0	794	0	0
Change in fair value of derivative warrant liabilities			5,918	0	0
Undistributed earnings of affiliate	(22)	(40)	151	(61)	(89)
Deferred income taxes	0	(768)	4,849	349	(689)
Changes in operating assets and liabilities
Accounts receivable	(11,752)	837	(22,635)	(2,517)	12,754
Costs and estimated earnings in excess of billings and billings in excess of costs and estimated earnings on uncompleted contracts	(7,165)	(920)	(11,619)	(75)	(420)
Prepaid expenses and other current assets	(1,285)	20	(6,017)	(2,681)	(632)
Inventory	(7,630)	(4,942)	(22,239)	2,886	(193)
Accounts payable	10,375	5,641	16,553	374	(6,831)
Other accrued expenses	9,875	1,869	18,312	9,394	7,625
Other assets and long-term liabilities	661	(1,449)	(2,764)	2,310	(254)
Net Cash Provided By Operating Activities	24,777	25,560	74,829	100,847	92,712
Cash Flows Used In Investing Activities
Proceeds from sale of equipment	0	55	83	43	199
Purchases of property and equipment	(2,880)	(2,363)	(19,866)	(6,338)	(8,843)
Proceeds from sale leaseback transaction			9,638	0	0
Cash paid for acquisitions, net of cash acquired	0	(1,565)	(179,744)	(4,472)	(39,467)
Net Cash Used In Investing Activities	(2,880)	(3,873)	(189,889)	(10,767)	(48,111)
Cash Flows Used In Financing Activities
Net borrowings on line of credit	(6,369)	0	6,369	0	(29,346)
Distributions to Janus Midco LLC unitholders	0	(96)	(4,174)	(48,954)	(71,422)
Principal payments on long-term debt	(2,017)	(1,631)	(68,858)	(8,254)	(78,675)
Principal payments on long-term debt, related party			0	0	(26,225)
Proceeds from issuance of long-term debt			155,000	0	181,000
Proceeds from merger			334,874	0	0
Proceeds from PIPE			250,000	0	0
Payments for transaction costs			(44,489)	0	0
Payments to Janus Midco, LLC unitholders at the business combination			(541,710)	0	0
Proceeds from warrant exercise, net of redemptions			110	0	0
Payment of contingent consideration			0	(6,923)	0
Principal payments under financing lease obligations	(19)	0
Payments for deferred financing fees	0	(765)	(4,321)	0	(5,517)
Cash Used In Financing Activities	(8,405)	(2,492)	82,800	(64,131)	(30,185)
Effect of exchange rate changes on cash and cash equivalents	(58)	54	197	(600)	(74)
Net (Decrease) Increase in Cash and Cash Equivalents	13,434	19,249	(32,062)	25,349	14,342
Cash, cash equivalents and restricted cash at beginning of year	13,192	45,255	45,255	19,906	5,563
Cash, cash equivalents and restricted cash at end of year	26,626	64,504	13,192	45,255	19,906
Supplemental Cash Flows Information
Interest paid	6,096	11,292	32,852	30,849	39,585
Income taxes paid	370	321	$ 2,054	$ 1,301	$ 1,045
Cash paid for operating leases	1,900	0
Right-of-use assets obtained in exchange for operating lease obligations	42,202	0
Right-of-use assets obtained in exchange for finance lease obligations	633	0
Deferred transaction costs related to Juniper merger	$ 0	$ 8,032